CONDENSED STATEMENTS OF OPERATIONS - CIK 0001839990 Artemis Strategic Investment Corp [Member] - USD ($)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Formation and general and administrative expenses	$ 781,914		$ 9,098		$ 5,054,348	$ 10,694	$ 282,666
Loss from operations	(781,914)		(9,098)		(5,054,348)	(10,694)	(282,666)
Other income
Interest earned on investments held in trust account	231,675				266,579		9,883
Transaction costs allocated to warrant liabilities							(1,154,518)
Change in fair value of warrant liabilities	5,067,788				8,051,082		1,739,419
Total other income	5,299,463				8,317,661		594,784
Net income/(loss)	$ 4,517,549	$ (1,254,236)	$ (9,098)	$ (1,596)	$ 3,263,313	$ (10,694)	$ 312,118
Class A Common Stock
Other income
Weighted average shares of common stock outstanding, basic	20,125,000				20,125,000		4,947,859
Weighted average shares of common stock outstanding, diluted	20,125,000				20,125,000		4,947,859
Basic net income/(loss) per common stock	$ 0.18				$ 0.13		$ 0.03
Diluted net income/(loss) per common stock	$ 0.18				$ 0.13		$ 0.03
Class B Common Stock
Other income
Weighted average shares of common stock outstanding, basic	5,031,250		5,031,250		5,031,250	5,031,250	4,536,343
Weighted average shares of common stock outstanding, diluted	5,031,250		5,031,250		5,031,250	5,031,250	4,536,343
Basic net income/(loss) per common stock	$ 0.18		$ 0.00		$ 0.13	$ 0.00	$ 0.03
Diluted net income/(loss) per common stock	$ 0.18		$ 0.00		$ 0.13	$ 0.00	$ 0.03